Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Treasury stock shares	13,715,549	14,907,047	14,907,047
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued	524,647,963	357,075,403	339,475,403
Ordinary shares, shares outstanding	366,200,519	348,016,199	327,422,449
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	60,000,000	60,000,000	60,000,000
Ordinary shares, shares issued	55,260,580	55,260,580	55,260,580
Ordinary shares, shares outstanding	55,260,580	55,260,580	55,260,580